FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest rate risk (Details) - Interest rate appreciation risk R$ in Thousands	Dec. 31, 2025 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (109,834,719)
Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(8,208,203)
Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(10,261,404)
Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	(12,314,596)
CDI (Interbank Deposit Certificate)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	0
Effect on profit/loss - revenue (expense)	R$ (42,532,019)
Assumed interest rate	14.90%
CDI (Interbank Deposit Certificate) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (42,532,019)
CDI (Interbank Deposit Certificate) | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	0
Effect on profit/loss - revenue (expense)	R$ (5,167,640)
Assumed interest rate	12.15%
CDI (Interbank Deposit Certificate) | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (5,167,640)
CDI (Interbank Deposit Certificate) | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	0
Effect on profit/loss - revenue (expense)	R$ (6,460,614)
Assumed interest rate	15.19%
CDI (Interbank Deposit Certificate) | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (6,460,614)
CDI (Interbank Deposit Certificate) | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	0
Effect on profit/loss - revenue (expense)	R$ (7,753,587)
Assumed interest rate	18.23%
CDI (Interbank Deposit Certificate) | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (7,753,587)
SELIC (Special Settlement and Custody System)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ 54,774
Assumed interest rate	15.00%
SELIC (Special Settlement and Custody System) | Reimbursement rights
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 54,774
SELIC (Special Settlement and Custody System) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	0
SELIC (Special Settlement and Custody System) | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ 6,710
Assumed interest rate	12.25%
SELIC (Special Settlement and Custody System) | Scenario I - Likely | Reimbursement rights
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 6,710
SELIC (Special Settlement and Custody System) | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	0
SELIC (Special Settlement and Custody System) | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ 8,386
Assumed interest rate	15.31%
SELIC (Special Settlement and Custody System) | Scenario (25%) | Reimbursement rights
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 8,386
SELIC (Special Settlement and Custody System) | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	0
SELIC (Special Settlement and Custody System) | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ 10,067
Assumed interest rate	18.38%
SELIC (Special Settlement and Custody System) | Scenario (50%) | Reimbursement rights
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 10,067
SELIC (Special Settlement and Custody System) | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	0
TJLP (long-term interest rate)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,919,980)
Assumed interest rate	8.05%
TJLP (long-term interest rate) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,919,980)
TJLP (long-term interest rate) | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (264,842)
Assumed interest rate	9.07%
TJLP (long-term interest rate) | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (264,842)
TJLP (long-term interest rate) | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (331,126)
Assumed interest rate	11.34%
TJLP (long-term interest rate) | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (331,126)
TJLP (long-term interest rate) | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (397,409)
Assumed interest rate	13.61%
TJLP (long-term interest rate) | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (397,409)
IGPM
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (342,644)
Assumed interest rate	(1.05%)
IGPM | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (342,644)
IGPM | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	0
IGPM | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (13,534)
Assumed interest rate	3.95%
IGPM | Scenario I - Likely | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (13,534)
IGPM | Scenario I - Likely | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	0
IGPM | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (16,927)
Assumed interest rate	4.94%
IGPM | Scenario (25%) | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (16,927)
IGPM | Scenario (25%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	0
IGPM | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (20,319)
Assumed interest rate	5.93%
IGPM | Scenario (50%) | Leases
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (20,319)
IGPM | Scenario (50%) | Financing and loans receivable
Composition of balances in foreign currency and sensitivity analysis
Financial assets	0
IPCA
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (64,094,850)
Assumed interest rate	4.32%
IPCA | Reimbursement rights
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 699,898
IPCA | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(21,028,085)
IPCA | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(43,766,663)
IPCA | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (2,768,897)
Assumed interest rate	4.32%
IPCA | Scenario I - Likely | Reimbursement rights
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 30,236
IPCA | Scenario I - Likely | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(908,413)
IPCA | Scenario I - Likely | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,890,720)
IPCA | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (3,461,123)
Assumed interest rate	5.40%
IPCA | Scenario (25%) | Reimbursement rights
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 37,794
IPCA | Scenario (25%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,135,517)
IPCA | Scenario (25%) | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(2,363,400)
IPCA | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)	R$ (4,153,347)
Assumed interest rate	6.48%
IPCA | Scenario (50%) | Reimbursement rights
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ 45,353
IPCA | Scenario (50%) | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	(1,362,620)
IPCA | Scenario (50%) | Obligations of Law No. 14,182/2021
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	R$ (2,836,080)